BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 1) Integer in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2020 USD ($) Integer
Balances And Transactions With Related Parties
Salary to those employed by the Company or on its behalf | $	$ 762	$ 885	$ 769
Directors’ fees to those not employed by the Company or on its behalf | $	$ 280	$ 148	$ 60
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf | Integer	5	5	6
Directors not employed by the Company | Integer	8	8	8